Land Use Rights, Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2019	May 31, 2018	May 31, 2017
Land Use Rights [Line Items]
Amortization expenses of land use rights	$ 263	$ 110	$ 106
Future amortization expense next twelve months	4,443
Future amortization expense year two	3,830
Future amortization expense year three	2,400
Future amortization expense year four	1,587
Future amortization expense year five	750
Future amortization expense thereafter	687
Land use rights [Member]
Land Use Rights [Line Items]
Future amortization expense next twelve months	837
Future amortization expense year two	837
Future amortization expense year three	837
Future amortization expense year four	837
Future amortization expense year five	837
Future amortization expense thereafter	$ 5,568